ROU Assets and Operating Lease Liabilities	6 Months Ended
Sep. 30, 2024
ROU Assets and Operating Lease Liabilities [Abstract]
ROU Assets and Operating Lease Liabilities

6. ROU Assets and Operating Lease Liabilities

As of September 30, 2024 and March 31, 2024, the Group subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at China Insurance Group Building, Hong Kong	2 years from March 1, 2022 to February 29, 2024
Office at China Insurance Group Building, Hong Kong	3 years from March 1, 2024 to February 28, 2027

(a)	Amounts recognized in the unaudited condensed consolidated balance sheet:

	As of
	September 30,	March 31,
	2024	2024

Right-of-use assets	$234,426	$280,903
Operating lease liabilities
Current	115,566	91,990
Non-current	140,981	197,932
	$256,547	$289,922

Weighted average remaining lease terms (in years)	2.42	2.92

(b)	Information related to operating lease activities during the six months ended September 30, 2024, 2023 and 2022 are as follows:

	For the Six Months Ended September 30,
	2024	2023	2022
Amortization of ROU assets	$48,259	$34,366	$34,304
Interest on operating lease liabilities	5,691	595	1,447
Total operating lease expenses, included within Occupancy Costs	$53,950	$34,961	$35,751

(c)	The following table summarizes the remaining contractual maturities of lease liabilities under operating lease as of September 30, 2024:

During the period ended September 30,

2025	$123,555
2026	123,555
2027	20,592
Total future lease payments	$267,702
Less: imputed interest	(11,155)
Present value of lease obligations	$256,547

The weighted-average discount rate used to determine the operating lease liabilities as of September 30, 2024 and March 31, 2024 was 4.1%.